SHARE CAPITAL (Details Textual)				1 Months Ended		12 Months Ended
	Dec. 11, 2023 USD ($)	Oct. 26, 2023 USD ($)	Oct. 04, 2023 USD ($) shares	Dec. 31, 2022 shares	Mar. 31, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($)
Statement1 [Line Items]
Number of shares issued						475,515
Number of instruments issued or issuable			213,582
Increase decrease through acquistion of subsidiary | $			$ 1,950,000,000				$ (46,634,000)
Reduction of issued capital | $	$ 631.93000	$ 1,015.98000
Ordinary shares [member] | 2018 FSP [Member]
Statement1 [Line Items]
Number of shares issued				161,984
Certain Employees [Member] | Ordinary shares [member] | 2018 FSP [Member]
Statement1 [Line Items]
Stock issued during the period shares					246,191